Stock Options Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2009 Stock Option Plan
Number of Options, Beginning	970,000	604,000
Granted		400,000
Exercised
Expired		(34,000)
Number of Options, Ending	970,000	970,000
Weighted average exercise price, Beginning	$ 0.51	$ 0.53
Weighted average exercise price, Granted		$ 0.48
Weighted average exercise price, Exercised
Weighted average exercise price, Expired		$ 0.48
Weighted average exercise price, Ending	$ 0.51	$ 0.51
2009 Director Stock Option Plan
Number of Options, Beginning	150,000	90,000
Granted	60,000	60,000
Exercised
Expired
Number of Options, Ending	210,000	150,000
Weighted average exercise price, Beginning	$ 0.38	$ 0.40
Weighted average exercise price, Granted	$ 0.26	$ 0.36
Weighted average exercise price, Exercised
Weighted average exercise price, Expired
Weighted average exercise price, Ending	$ 0.35	$ 0.38